Changes in Consolidated Stockholders' Equity (USD $) In Millions, unless otherwise specified		Total	Common stock	Treasury stock	Profit employed in the business	Accumulated other comprehensive income (loss)	Noncontrolling interests	Comprehensive income (loss)
Balance at Dec. 31, 2008		$ 6,190	$ 3,057	$ (11,217)	$ 19,826	$ (5,579)	$ 103
Increase (Decrease) in Stockholders' Equity
Profit (loss) of consolidated and affiliated companies		827			895		(68)	827
Foreign currency translation, net of tax of $3, $73 and $37 for the year ended December 31, 2011, 2010 and 2009, respectively		363				342	21	363
Pension and other postretirement benefits
Current year actuarial gain (loss), net of tax of $1,276, $214 and $401 for the year ended December 31, 2011, 2010 and 2009, respectively		925				924	1	925
Amortization of actuarial (gain) loss, net of tax of $221, $173 and $113 for the year ended December 31, 2011, 2010 and 2009, respectively		187				187		187
Current year prior service credit (cost), net of tax of $51, $3 and $249 for the year ended December 31, 2011, 2010 and 2009, respectively		300				300		300
Amortization of prior service (credit) cost, net of tax of $11, $12 and $8 for the year ended December 31, 2011, 2010 and 2009, respectively		(2)				(2)		(2)
Amortization of transition (asset) obligation, net of tax of $1		1				1		1
Derivative financial instruments
Gains (losses) deferred, net of tax of $12, $29 and $16 for the year ended December 31, 2011, 2010 and 2009, respectively		19				19		19
(Gains) losses reclassified to earnings, net of tax of $21, $18 and $36 for the year ended December 31, 2011, 2010 and 2009, respectively		(56)				(54)	(2)	(56)
Retained interests
Gains (losses) deferred, net of tax of $9	[1]	(16)				(16)		(16)
(Gains) losses reclassified to earnings, net of tax of $11		20				20		20
Available-for-sale securities
Gains (losses) deferred, net of tax of $2, $25 and $47 for the year ended December 31, 2011, 2010 and 2009, respectively		86				86		86
(Gains) losses reclassified to earnings, net of tax of $1, $2 and $5 for the year ended December 31, 2011, 2010 and 2009, respectively		8				8		8
Change in ownership from noncontrolling interests		(18)	(3)				(15)
Dividends declared		(1,038)			(1,038)
Distribution to noncontrolling interests		(10)					(10)
Common shares issued from treasury stock for stock-based compensation: 8,710,630, 12,612,514 and 3,571,268 for the year ended December 31, 2011, 2010 and 2009, respectively		89	(14)	103
Common shares issued from treasury stock for benefit plans: 1,487,481 and 19,624,810 for the year ended December 31, 2010 and 2009, respectively	[2]	718	250	468
Stock-based compensation expense		132	132
Net excess tax benefits from stock-based compensation		17	17
Cat Japan share redemption	[3]	81			28		53
Comprehensive income (loss)								2,662
Balance at Dec. 31, 2009 (Before adjustment)		8,823	3,439	(10,646)	19,711	(3,764)	83
Balance (Restatement Adjustment) (Adjustment to adopt consolidation of variable interest entities)	[4]	(3)			(6)	3
Balance at Dec. 31, 2009		8,823	3,439	(10,646)	19,705	(3,761)	83
Increase (Decrease) in Stockholders' Equity
Profit (loss) of consolidated and affiliated companies		2,758			2,700		58	2,758
Foreign currency translation, net of tax of $3, $73 and $37 for the year ended December 31, 2011, 2010 and 2009, respectively		(34)				(52)	18	(34)
Pension and other postretirement benefits
Current year actuarial gain (loss), net of tax of $1,276, $214 and $401 for the year ended December 31, 2011, 2010 and 2009, respectively		(540)				(539)	(1)	(540)
Amortization of actuarial (gain) loss, net of tax of $221, $173 and $113 for the year ended December 31, 2011, 2010 and 2009, respectively		310				307	3	310
Current year prior service credit (cost), net of tax of $51, $3 and $249 for the year ended December 31, 2011, 2010 and 2009, respectively		(8)				(8)		(8)
Amortization of prior service (credit) cost, net of tax of $11, $12 and $8 for the year ended December 31, 2011, 2010 and 2009, respectively		(17)				(17)		(17)
Amortization of transition (asset) obligation, net of tax of $1		1				1		1
Derivative financial instruments
Gains (losses) deferred, net of tax of $12, $29 and $16 for the year ended December 31, 2011, 2010 and 2009, respectively		(50)				(50)		(50)
(Gains) losses reclassified to earnings, net of tax of $21, $18 and $36 for the year ended December 31, 2011, 2010 and 2009, respectively		35				35		35
Available-for-sale securities
Gains (losses) deferred, net of tax of $2, $25 and $47 for the year ended December 31, 2011, 2010 and 2009, respectively		37				37		37
(Gains) losses reclassified to earnings, net of tax of $1, $2 and $5 for the year ended December 31, 2011, 2010 and 2009, respectively		(4)				(4)		(4)
Change in ownership from noncontrolling interests		(135)	(69)				(66)
Dividends declared		(1,103)			(1,103)
Common shares issued from treasury stock for stock-based compensation: 8,710,630, 12,612,514 and 3,571,268 for the year ended December 31, 2011, 2010 and 2009, respectively		296	74	222
Common shares issued from treasury stock for benefit plans: 1,487,481 and 19,624,810 for the year ended December 31, 2010 and 2009, respectively	[2]	94	67	27
Stock-based compensation expense		226	226
Net excess tax benefits from stock-based compensation		151	151
Cat Japan share redemption	[3]	27			82		(55)
Comprehensive income (loss)								2,488
Balance at Dec. 31, 2010		10,864	3,888	(10,397)	21,384	(4,051)	40
Increase (Decrease) in Stockholders' Equity
Profit (loss) of consolidated and affiliated companies		4,981			4,928		53	4,981
Foreign currency translation, net of tax of $3, $73 and $37 for the year ended December 31, 2011, 2010 and 2009, respectively		(312)				(345)	33	(312)
Pension and other postretirement benefits
Current year actuarial gain (loss), net of tax of $1,276, $214 and $401 for the year ended December 31, 2011, 2010 and 2009, respectively		(2,364)				(2,358)	(6)	(2,364)
Amortization of actuarial (gain) loss, net of tax of $221, $173 and $113 for the year ended December 31, 2011, 2010 and 2009, respectively		412				410	2	412
Current year prior service credit (cost), net of tax of $51, $3 and $249 for the year ended December 31, 2011, 2010 and 2009, respectively		95				95		95
Amortization of prior service (credit) cost, net of tax of $11, $12 and $8 for the year ended December 31, 2011, 2010 and 2009, respectively		(21)				(21)		(21)
Amortization of transition (asset) obligation, net of tax of $1		1				1		1
Derivative financial instruments
Gains (losses) deferred, net of tax of $12, $29 and $16 for the year ended December 31, 2011, 2010 and 2009, respectively		(21)				(21)		(21)
(Gains) losses reclassified to earnings, net of tax of $21, $18 and $36 for the year ended December 31, 2011, 2010 and 2009, respectively		(34)				(34)		(34)
Available-for-sale securities
Gains (losses) deferred, net of tax of $2, $25 and $47 for the year ended December 31, 2011, 2010 and 2009, respectively		(5)				(5)		(5)
(Gains) losses reclassified to earnings, net of tax of $1, $2 and $5 for the year ended December 31, 2011, 2010 and 2009, respectively		1				1		1
Change in ownership from noncontrolling interests		(8)	(1)				(7)
Dividends declared		(1,176)			(1,176)
Distribution to noncontrolling interests		(3)					(3)
Common shares issued from treasury stock for stock-based compensation: 8,710,630, 12,612,514 and 3,571,268 for the year ended December 31, 2011, 2010 and 2009, respectively		123	7	116
Stock-based compensation expense		193	193
Net excess tax benefits from stock-based compensation		186	186
Cat Japan share redemption	[3]	17			83		(66)
Comprehensive income (loss)								2,733
Balance at Dec. 31, 2011		$ 12,929	$ 4,273	$ (10,281)	$ 25,219	$ (6,328)	$ 46

[1]	Includes noncredit component of other-than-temporary impairment losses on retained interests of $(8) million, net of tax of $4 million, for the twelve months ended December 31, 2009. See Note 6 and 17 for additional information.
[2]	See Note 12 regarding shares issued for benefit plans.
[3]	See Note 24 regarding the Cat Japan share redemption.
[4]	See Note 6 for additional information.